REVENUE RECOGNITION - Additional Information (Details) - EVGO HOLDCO, LLC AND EVGO SERVICES, LLC - USD ($)		3 Months Ended		12 Months Ended
	Jan. 15, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Income earned	$ 1,461,395			$ 11,759,309	$ 15,070,361
Revenue from related party	65,294			1,289,700	2,451,803
Accounts receivable		$ 30,690			106,886
Charging revenue - OEM
Disaggregation of Revenue [Line Items]
Accounts receivable	64,000			797,000	1,797,000
Charging Revenue- Commercial
Disaggregation of Revenue [Line Items]
Income earned	40,078	$ 387,440	$ 206,347	$ 1,125,605	619,282
Nissan
Disaggregation of Revenue [Line Items]
Revenue from related party	$ 65,294				2,451,803
Accounts receivable					$ 106,886
Maximum
Disaggregation of Revenue [Line Items]
Revenue, remaining performance obligation, expected period				1 year
Maximum | Charging revenue - OEM
Disaggregation of Revenue [Line Items]
Revenue, remaining performance obligation, expected period		3 years
Minimum
Disaggregation of Revenue [Line Items]
Revenue, remaining performance obligation, expected period				4 years
Minimum | Charging revenue - OEM
Disaggregation of Revenue [Line Items]
Revenue, remaining performance obligation, expected period		1 year